INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the three-month period ended March 31:

	Three-month period
	2026	2025
Current income taxes	(16)	(14)
Deferred income taxes	(3)	—
Income taxes	(19)	(14)
Effective tax rate	18.3%	24.1%